Satellites and Other Property and Equipment - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Construction-in-progress	$ 1,100.0	$ 1,500.0
Capitalized interest	98.3	86.3
Depreciation expense	$ 646.4	$ 627.5	$ 611.1
Solar Array Anomaly [Member]
Property, Plant and Equipment [Line Items]
Insurance proceeds from Partial loss Claim				$ 84.8